UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09435

WADDELL & REED ADVISORS FUNDS

(Exact Name as Specified in Charter)

6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Address of Principal Executive Office) (Zip Code)

Kristen A. Richards, 6300 Lamar Avenue, Overland Park, Kansas 66202-4200

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: July 1, 2009 to June 30, 2010

WADDELL & REED ADVISORS BOND FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Bond Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS CASH MANAGEMENT

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Cash Management, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS GLOBAL BOND FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Global Bond Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS GOVERNMENT SECURITIES FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Government Securities Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS HIGH INCOME FUND

Proxy Voting Record

Vote Summary Report Report was run from: 7/1/09 to 6/30/10 Institutional Account(s): 28 Waddell & Reed Advisors High Income Fund

Simmons Company	Meeting Date

12-Nov-09
Ticker: N/A

CUSIP: N/A
		Proponent	Votable Proposal	Mgmt Rec		Vote Instruction

1	The Plan - SBC Note Claim Holders	Mgmt	Yes	For		For

2	The Plan - Guaranty Claim Holders	Mgmt	Yes	For		For

Accounts and Shares

	Institutional Account Detail (IA Name, IA Number)		Custodian Account		Ballot Status	Available	Voted

	28 Waddell & Reed Advisors High Income Fund, 28		115883.1		Confirmed	7,412,000	7,412,000

	28 Waddell & Reed Advisors High Income Fund, 28		115883.1		Confirmed	10,750,000	10,750,000

					Totals:	18,162,000	18,162,000

Dole Food Company, Inc.	Meeting Date

06-May-10
Ticker: DOLE

CUSIP: 256603101
		Proponent	Votable Proposal	Mgmt Rec		Vote Instruction

1.1	Elect Director Andrew J. Conrad	Mgmt	Yes	For		For

1.2	Elect Director Justin M. Murdock	Mgmt	Yes	For		For

2	Ratify Auditors	Mgmt	Yes	For		For

Accounts and Shares

	Institutional Account Detail (IA Name, IA Number)		Custodian Account		Ballot Status	Available	Voted

	28 Waddell & Reed Advisors High Income Fund, 28		115883.1		Confirmed	240,000	240,000

					Totals:	240,000	240,000

Kansas City Southern	Meeting Date

06-May-10
Ticker: KSU

CUSIP: 485170302
		Proponent	Votable Proposal	Mgmt Rec		Vote Instruction

1.1	Elect Director Lu M. Cordova	Mgmt	Yes	For		For

1.2	Elect Director Terrence P. Dunn	Mgmt	Yes	For		For

1.3	Elect Director Antonio O. Garza, Jr.	Mgmt	Yes	For		For

1.4	Elect Director David L. Starling	Mgmt	Yes	For		For

2	Ratify Auditors	Mgmt	Yes	For		For

Accounts and Shares

	Institutional Account Detail (IA Name, IA Number)		Custodian Account		Ballot Status	Available	Voted

	28 Waddell & Reed Advisors High Income Fund, 28		115883.1		Confirmed	50,000	50,000

					Totals:	50,000	50,000

Vote Summary Report Report was run from: 7/1/09 to 6/30/10 Institutional Account(s): 28 Waddell & Reed Advisors High Income Fund

Dresser-Rand Group Inc.	Meeting Date

11-May-10
Ticker: DRC

CUSIP: 261608103
		Proponent	Votable Proposal	Mgmt Rec		Vote Instruction

1.1	Elect Director William E. Macaulay	Mgmt	Yes	For		For

1.2	Elect Director Vincent R. Volpe Jr.	Mgmt	Yes	For		For

1.3	Elect Director Rita V. Foley	Mgmt	Yes	For		For

1.4	Elect Director Louis A. Raspino	Mgmt	Yes	For		For

1.5	Elect Director Philip R. Roth	Mgmt	Yes	For		For

1.6	Elect Director Stephen A. Snider	Mgmt	Yes	For		For

1.7	Elect Director Michael L. Underwood	Mgmt	Yes	For		For

1.8	Elect Director Joseph C. Winkler III	Mgmt	Yes	For		For

2	Ratify Auditors	Mgmt	Yes	For		For

Accounts and Shares

	Institutional Account Detail (IA Name, IA Number)		Custodian Account		Ballot Status	Available	Voted

	28 Waddell & Reed Advisors High Income Fund, 28		115883.1		Confirmed	79,000	79,000

					Totals:	79,000	79,000

NII Holdings, Inc.	Meeting Date

11-May-10
Ticker: NIHD

CUSIP: 62913F201
		Proponent	Votable Proposal	Mgmt Rec		Vote Instruction

1.1	Elect Director Steven P. Dussek	Mgmt	Yes	For		For

1.2	Elect Director Donald Guthrie	Mgmt	Yes	For		For

1.3	Elect Director Steven M. Shindler	Mgmt	Yes	For		For

2	Ratify Auditors	Mgmt	Yes	For		For

3	Amend Omnibus Stock Plan	Mgmt	Yes	For		Against

Accounts and Shares

	Institutional Account Detail (IA Name, IA Number)		Custodian Account		Ballot Status	Available	Voted

	28 Waddell & Reed Advisors High Income Fund, 28		115883.1		Confirmed	16,500	16,500

					Totals:	16,500	16,500

Vote Summary Report Report was run from: 7/1/09 to 6/30/10 Institutional Account(s): 28 Waddell & Reed Advisors High Income Fund

Pinnacle Entertainment, Inc.	Meeting Date

11-May-10
Ticker: PNK

CUSIP: 723456109
		Proponent	Votable Proposal	Mgmt Rec		Vote Instruction

	Management Proxy (White Card)	Mgmt	No

1	Elect Director Stephen C. Comer	Mgmt	Yes	For		For

2	Elect Director John V. Giovenco	Mgmt	Yes	For		For

3	Elect Director Richard J. Goeglein	Mgmt	Yes	For		For

4	Elect Director Ellis Landau	Mgmt	Yes	For		For

5	Elect Director Bruce A. Leslie	Mgmt	Yes	For		For

6	Elect Director James L. Martineau	Mgmt	Yes	For		For

7	Elect Director Michael Ornest	Mgmt	Yes	For		For

8	Elect Director Lynn P. Reitnouer	Mgmt	Yes	For		For

9	Elect Director Anthony M. Sanfilippo	Mgmt	Yes	For		For

10	Amend Omnibus Stock Plan	Mgmt	Yes	For		For

11	Ratify Auditors	Mgmt	Yes	For		For

12	Advisory Vote to Ratify Named Executive Officers’ Compensation	SH	Yes	Against		Against

	Dissident Proxy (Blue Card)	Mgmt	No

1	Elect Director Stephen C. Comer	SH	Yes	None		Do Not Vote

2	Elect Director John V. Giovenco	SH	Yes	None		Do Not Vote

3	Elect Director Richard J. Goeglein	SH	Yes	None		Do Not Vote

4	Elect Director Ellis Landau	SH	Yes	None		Do Not Vote

5	Elect Director Bruce A. Leslie	SH	Yes	None		Do Not Vote

6	Elect Director James L. Martineau	SH	Yes	None		Do Not Vote

7	Elect Director Michael Ornest	SH	Yes	None		Do Not Vote

8	Elect Director Lynn P. Reitnouer	SH	Yes	None		Do Not Vote

9	Elect Director Anthony M. Sanfilippo	SH	Yes	None		Do Not Vote

10	Amend Omnibus Stock Plan	Mgmt	Yes	None		Do Not Vote

11	Ratify Auditors	Mgmt	Yes	None		Do Not Vote

12	Advisory Vote to Ratify Named Executive Officers’ Compensation	SH	Yes	For		Do Not Vote

Accounts and Shares

	Institutional Account Detail (IA Name, IA Number)		Custodian Account		Ballot Status	Available	Voted

	28 Waddell & Reed Advisors High Income Fund, 28		115883.1		Sent	103,000	103,000

					Totals:	103,000	103,000

WADDELL & REED ADVISORS MUNICIPAL BOND FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Municipal Bond Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

WADDELL & REED ADVISORS MUNICIPAL HIGH INCOME FUND

Proxy Voting Record

There was no proxy voting for Waddell & Reed Advisors Municipal High Income Fund, a series of the Registrant, for the period covered by this report, pursuant to Section 30 of the Investment Company Act of 1940, as amended, and Rule 30b1-4 thereunder.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WADDELL & REED ADVISORS FUNDS

(Registrant)

By:	/s/ Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 30, 2010

By:	/s/ Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 30, 2010